Business Segments - Reconciliation of Revenue and Adjusted EBITDA from Segment Amounts to Consolidated Amounts (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Total revenues	$ 2,643	$ 2,449	$ 2,380	$ 2,263	$ 2,338	$ 2,417	$ 2,390	$ 2,131	$ 5,030		$ 4,643		$ 9,735		$ 9,276		$ 8,783
Adjusted EBITDA									1,195		1,037		2,210		1,956		1,753
Charges to timeshare operations for rental and other fees									14		12		26		24		27
Charges to consolidated owned and leased properties for management, royalty and IP fees									56		47		100		96		88
Charges to timeshare operations for licensing fees									22		25		56		52		43
Charges to consolidated owned and leased properties for laundry services									4		5		9		10		9
Other charges from consolidated owned and leased properties									2		2		3		3
Ownership [member]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Total revenues									2,078	[1],[2]	1,998	[1],[2]	4,075	[3],[4]	4,006	[3],[4]	3,926	[3],[4]
Adjusted EBITDA									470	[1],[2],[5],[6],[7]	445	[1],[2],[5],[6],[7]	926	[3],[4],[7],[8],[9]	793	[3],[4],[7],[8],[9]	725	[3],[4],[7],[8],[9]
Management and franchise [member]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Total revenues									702	[5]	608	[5]	1,271	[8]	1,180	[8]	1,095	[8]
Adjusted EBITDA									702	[5]	608	[5]	1,271	[8]	1,180	[8]	1,095	[8]
Timeshare [member]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Total revenues									555		507		1,109		1,085		944
Adjusted EBITDA									154	[2],[5]	119	[2],[5]	297	[3],[8]	252	[3],[8]	207	[3],[8]
Operating segments [member]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Total revenues									3,335		3,113		6,455		6,271		5,965
Other revenues from managed and franchised properties for segment reporting [member]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Total revenues									1,747		1,591		3,405		3,124		2,927
Other revenues for segment reporting [member]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Total revenues									46	[6]	30	[6]	69	[9]	66	[9]	58	[9]
Intersegment eliminations [member]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Total revenues									(98)	[1],[2],[5],[6]	(91)	[1],[2],[5],[6]	(194)	[3],[4],[8],[9]	(185)	[3],[4],[8],[9]	(167)	[3],[4],[8],[9]
Corporate and other [member]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts [Line Items]
Adjusted EBITDA									$ (131)	[1],[6]	$ (135)	[1],[6]	$ (284)	[4],[9]	$ (269)	[4],[9]	$ (274)	[4],[9]

[1]	Includes other intercompany charges of $2 million for the six months ended June 30, 2014 and 2013.
[2]	Includes charges to timeshare operations for rental fees and fees for other amenities, which were eliminated in our condensed consolidated financial statements. These charges totaled $14 million and $12 million for the six months ended June 30, 2014 and 2013, respectively. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the ownership segment and a cost to timeshare Adjusted EBITDA.
[3]	Includes charges to timeshare operations for rental fees and fees for other amenities, which are eliminated in our consolidated financial statements. These charges totaled $26 million, $24 million and $27 million for the years ended December 31, 2013, 2012 and 2011, respectively. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the ownership segment and a cost to timeshare Adjusted EBITDA.
[4]	Includes various other intercompany charges of $3 million for the years ended December 31, 2013 and 2012.
[5]	Includes management, royalty and intellectual property fees of $56 million and $47 million for the six months ended June 30, 2014 and 2013, respectively. These fees are charged to consolidated owned and leased properties and were eliminated in our condensed consolidated financial statements. Also includes a licensing fee of $22 million and $25 million for the six months ended June 30, 2014 and 2013, respectively, which is charged to our timeshare segment by our management and franchise segment and was eliminated in our condensed consolidated financial statements. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the management and franchise segment and a cost to ownership Adjusted EBITDA and timeshare Adjusted EBITDA.
[6]	Includes charges to consolidated owned and leased properties for services provided by our wholly owned laundry business of $4 million and $5 million for the six months ended June 30, 2014 and 2013, respectively. These charges were eliminated in our condensed consolidated financial statements.
[7]	Includes unconsolidated affiliate Adjusted EBITDA.
[8]	Includes management, royalty and intellectual property fees of $100 million, $96 million and $88 million for the years ended December 31, 2013, 2012 and 2011, respectively. These fees are charged to consolidated owned and leased properties and are eliminated in our consolidated financial statements. Also includes a licensing fee of $56 million, $52 million and $43 million for the years ended December 31, 2013, 2012 and 2011, respectively, which is charged to our timeshare segment by our management and franchise segment and is eliminated in our consolidated financial statements. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the management and franchise segment and a cost to ownership Adjusted EBITDA and timeshare Adjusted EBITDA.
[9]	Includes charges to consolidated owned and leased properties for services provided by our wholly owned laundry business of $9 million, $10 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively. These charges are eliminated in our consolidated financial statements.